Material Accounting Policies and Judgments - Principal Subsidiaries (Details)	12 Months Ended
Mar. 31, 2026
Aurora Cannabis Enterprises Inc.
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
Aurora Deutschland GmbH
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
Thrive Cannabis Inc.
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
Whistler Medical Marijuana Corporation
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
CannaHealth Therapeutics Inc.
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
ACB Captive Insurance Company Inc.
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
Indica Industries Pty Ltd. (“MedReleaf Australia”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%